Investments in Associates and other Companies (Details) - Schedule of investments in other companies - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of investments in other companies [Abstract]
Opening balance as of January 1,		$ 10,177	$ 32,003	$ 27,585
Total		10,396	10,177	32,003
Acquisition of investments
Sale of investments		(20)
Participation in income		1,388	1,146	1,325
Dividends received		(508)	(130)	(38)
Other adjustments	[1]	$ (641)	$ (22,842)	$ 3,131

[1]	The Bank has entered into a process of selling the shares in Redbanc S.A., Transbank S.A. and Nexus SA, Thus, these investment have been reclassified to held for sale and presented under Other assets in the Consolidated Statement of Financial Position. As of Decemer 31, 2020, only Nexus has been sold.